Intangible assets - Additional Information (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Intangible assets other than goodwill [abstract]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 0